Exhibit 99.1

World Omni Auto Receivables Trust 2023-D
Monthly Servicer Certificate
December 31, 2023

Dates Covered
Collections Period	12/01/23 - 12/31/23
Interest Accrual Period	12/15/23 - 01/15/24
30/360 Days	30
Actual/360 Days	32
Distribution Date	01/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/23	948,074,522.04	41,459
Yield Supplement Overcollateralization Amount 11/30/23	108,245,040.33	0
Receivables Balance 11/30/23	1,056,319,562.37	41,459
Principal Payments	30,738,440.15	475
Defaulted Receivables	177,850.14	6
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/23	103,721,884.50	0
Pool Balance at 12/31/23	921,681,387.58	40,978

Pool Statistics	$ Amount	# of Accounts
Pool Factor	91.61%
Prepayment ABS Speed	1.31%
Aggregate Starting Principal Balance	1,119,368,245.46	42,446

Delinquent Receivables:
Past Due 31-60 days	7,434,215.66	289
Past Due 61-90 days	1,742,952.98	68
Past Due 91-120 days	318,512.18	9
Past Due 121+ days	0.00	0
Total	9,495,680.82	366

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.93%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.20%
Delinquency Trigger Occurred	NO

Recoveries	101,396.67
Aggregate Net Losses/(Gains) - December 2023	76,453.47
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.09%
Prior Net Losses/(Gains) Ratio	0.07%
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	10,599,335.96
Actual Overcollateralization	10,599,335.96
Weighted Average Contract Rate	6.15%
Weighted Average Contract Rate, Yield Adjusted	11.22%
Weighted Average Remaining Term	57.53

Flow of Funds	$ Amount
Collections	36,164,076.11
Investment Earnings on Cash Accounts	21,780.51
Servicing Fee	(880,266.30)
Transfer to Collection Account	-
Available Funds	35,305,590.32

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,437,410.05
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	153,556.50
(5) Noteholders' Second Priority Principal Distributable Amount	470,277.46
(6) Class C Interest	78,479.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,020,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,599,335.96
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,546,530.85

Total Distributions of Available Funds	35,305,590.32

Servicing Fee	880,266.30
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	954,260,000.00
Original Class B	30,060,000.00
Original Class C	15,020,000.00

Total Class A, B, & C
Note Balance @ 12/15/23	937,171,665.04
Principal Paid	26,089,613.42
Note Balance @ 01/16/24	911,082,051.62

Class A-1
Note Balance @ 12/15/23	134,931,665.04
Principal Paid	26,089,613.42
Note Balance @ 01/16/24	108,842,051.62
Note Factor @ 01/16/24	55.2217411%

Class A-2a
Note Balance @ 12/15/23	188,900,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	188,900,000.00
Note Factor @ 01/16/24	100.0000000%

Class A-2b
Note Balance @ 12/15/23	188,900,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	188,900,000.00
Note Factor @ 01/16/24	100.0000000%

Class A-3
Note Balance @ 12/15/23	317,800,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	317,800,000.00
Note Factor @ 01/16/24	100.0000000%

Class A-4
Note Balance @ 12/15/23	61,560,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	61,560,000.00
Note Factor @ 01/16/24	100.0000000%

Class B
Note Balance @ 12/15/23	30,060,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	30,060,000.00
Note Factor @ 01/16/24	100.0000000%

Class C
Note Balance @ 12/15/23	15,020,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	15,020,000.00
Note Factor @ 01/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,669,446.05
Total Principal Paid	26,089,613.42
Total Paid	30,759,059.47

Class A-1
Coupon	5.66800%
Interest Paid	679,815.71
Principal Paid	26,089,613.42
Total Paid to A-1 Holders	26,769,429.13

Class A-2a
Coupon	5.91000%
Interest Paid	930,332.50
Principal Paid	0.00
Total Paid to A-2a Holders	930,332.50

Class A-2b
SOFR Rate	5.33844%
Coupon	5.91844%
Interest Paid	993,771.84
Principal Paid	0.00
Total Paid to A-2b Holders	993,771.84

Class A-3
Coupon	5.79000%
Interest Paid	1,533,385.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,533,385.00

Class A-4
Coupon	5.85000%
Interest Paid	300,105.00
Principal Paid	0.00
Total Paid to A-4 Holders	300,105.00

Class B
Coupon	6.13000%
Interest Paid	153,556.50
Principal Paid	0.00
Total Paid to B Holders	153,556.50

Class C
Coupon	6.27000%
Interest Paid	78,479.50
Principal Paid	0.00
Total Paid to C Holders	78,479.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	4.6725299
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.1068439
Total Distribution Amount	30.7793738

A-1 Interest Distribution Amount	3.4490904
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	132.3673943
Total A-1 Distribution Amount	135.8164847

A-2a Interest Distribution Amount	4.9250000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.9250000

A-2b Interest Distribution Amount	5.2608356
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	5.2608356

A-3 Interest Distribution Amount	4.8250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.8250000

A-4 Interest Distribution Amount	4.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.8750000

B Interest Distribution Amount	5.1083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	5.1083333

C Interest Distribution Amount	5.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	18.02
Noteholders' Third Priority Principal Distributable Amount	575.71
Noteholders' Principal Distributable Amount	406.27

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/23	2,504,634.24
Investment Earnings	11,183.45
Investment Earnings Paid	(11,183.45)
Deposit/(Withdrawal)	-
Balance as of 01/16/24	2,504,634.24
Change	-

Required Reserve Amount	2,504,634.24

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,547,173.81	1,162,228.86	N/A
Number of Extensions	77	68	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.15%	0.10%	N/A